Schedule I (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash from operating activities									$ 325,751	$ 289,898	$ 229,219
Net Revenues	$ 542,674	$ 546,313	$ 559,867	$ 550,578	$ 531,593	$ 528,897	$ 540,680	$ 541,085	2,199,432	2,142,255	2,198,738
Operating									1,190,824	1,184,442	1,218,881
Selling, general and administrative									322,420	327,599	341,446
Maintenance and utilities									104,548	109,526	106,695
Depreciation and amortization									207,118	208,915	218,667
Corporate expense									76,941	75,626	63,249
Project development, preopening and writedowns									6,907	13,747	10,371
Impairments of assets									18,565	48,681	5,351
Other operating charges, net									907	13	2,861
Intercompany expenses									0	0	0
Total operating costs and expenses									1,928,230	1,968,523	1,967,521
Equity in Earnings of Subsidiaries									0	0	0
Operating Income (Loss)	46,802	69,423	83,094	71,883	11,621	41,802	58,749	61,560	271,202	173,732	231,217
Interest Income (Expense), Nonoperating, Net									(222,732)	(228,181)	(260,848)
Loss on early extinguishments of debt									40,733	1,536	28,346
Cash and cash equivalents	158,821				145,341				158,821	145,341	140,311	$ 158,421
Other current assets	98,411				96,609				98,411	96,609
Property and equipment, net	2,225,342				2,286,108				2,225,342	2,286,108
Investments in subsidiaries	0	221,400			0				0	0
Intercompany receivable	0				0				0	0
Other assets, net	48,341				52,050				48,341	52,050
Intangible assets, net	890,054				934,249				890,054	934,249	1,010,660	1,059,638
Goodwill, net	685,310				685,310				685,310	685,310
Total assets	4,350,900				4,422,384				4,350,900	4,422,384
Current maturities of long-term debt	29,750				29,753				29,750	29,753
Other current liabilities	325,321				327,442				325,321	327,442
Accumulated losses of subsidiaries in excess of investment	0				0				0	0
Intercompany payable	0				0				0	0
Long-term debt, net of current maturities and debt issuance costs	3,239,799				3,375,098				3,239,799	3,375,098
Other long-term liabilities	248,019				252,004				248,019	252,004
Common stock	1,117				1,093				1,117	1,093
Additional paid-in capital	945,041				922,112				945,041	922,112
Retained earnings (accumulated deficit)	(437,881)				(485,115)				(437,881)	(485,115)
Accumulated other comprehensive income (loss)	(316)				(53)				(316)	(53)
Total Boyd Gaming Corporation stockholders’ equity	507,961				438,037				507,961	438,037
Noncontrolling interest	50				50				50	50	180,450	163,336
Total stockholders’ equity	508,011				438,087				508,011	438,087	650,437	467,127
Total liabilities and stockholders’ equity	4,350,900				4,422,384				4,350,900	4,422,384
Other, net									3,676	48	(2,090)
Total other expense, net									(267,141)	(229,765)	(287,104)
Income (loss) from continuing operations before income taxes									4,061	(56,033)	(55,887)
Income Tax Expense (Benefit)									(6,634)	(5,408)	7,684
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(14,434)	7,015	(12,390)	30,504	(33,286)	(12,256)	(3,971)	(1,112)	10,695	(50,625)	(63,571)
Income (loss) from discontinued operations, net of tax	7,565	18,410	5,965	4,599	863	8,928	9,309	(10,113)	36,539	8,987	(44,983)
Net income (loss)									47,234	(53,041)	(80,708)
Net (income) loss attributable to noncontrolling interest									0	0	444
Net Income (Loss) Attributable to Parent	(6,869)	$ 25,425	$ (6,425)	$ 35,103	(32,423)	$ (15,105)	$ 669	$ (6,182)	47,234	(53,041)	(80,264)
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax									0	11,403	(27,846)
Fair value of adjustments to available-for-sale securities									(263)	824	(555)
Comprehensive income (loss)									46,971	(51,577)	(81,263)
Payments to Acquire Property, Plant, and Equipment									131,170	137,751	122,163
Proceeds from sale of Echelon, net									0	0	343,750
Proceeds from sale of other assets, net									0	0	4,875
Cash paid for exercise of LVE option									0	0	(187,000)
Investments in and advances to unconsolidated subsidiaries, net									0	(153)	(4,335)
Proceeds from Equity Method Investment, Dividends or Distributions									0	0	0
Payments to (Proceeds from) Combined Other Investing Activities									4,528
Other investing activities									4,528	(5,912)	(1,277)
Net cash provided by (used in) investing activities									(126,642)	(143,510)	33,850
Borrowings under bank credit facility									1,379,000	1,147,800	3,275,375
Repayments of Combined Lines of Credit									1,636,350	1,287,850	3,334,750
Payments of Debt Issuance Costs									14,004	83	34,637
Payments under note payable									0	(9)	(10,820)
Payments on Retirements of Long-term Debt									(657,813)	0	(459,278)
Premium and consent fees paid									24,246	0	0
Proceeds from Issuance of Senior Long-term Debt									750,000	0	0
Net Financing Activity with Affiliates									0	0	0
Share-based compensation activities, net									3,689	1,791	13,752
Proceeds from sale of common stock, net									0	0	216,467
Proceeds from (Payments for) Other Financing Activities									0	30	(2,095)
Net Cash Provided by (Used in) Financing Activities									199,724	138,321	335,986
Cash and Cash Equivalents, Period Increase (Decrease)									13,480	(32,497)	(14,990)
Cash paid for interest, net of amounts capitalized									178,433	203,758	236,706
Cash paid (received) for income taxes, net of refunds									(1,159)	1,255	(6,398)
Supplemental Schedule of Non-cash Investing and Financing Activities
Payables incurred for capital expenditures									7,235	16,844	11,511
Peninsula
Condensed Financial Statements, Captions [Line Items]
Current maturities of long-term debt	0								0
Boyd
Condensed Financial Statements, Captions [Line Items]
Net cash from operating activities									102,080	(39,524)	(229,447)
Net Revenues									121,541	117,159	123,951
Operating									1,800	1,800	1,848
Selling, general and administrative									48,173	46,708	46,880
Maintenance and utilities									0	0	0
Depreciation and amortization									6,179	5,667	6,619
Corporate expense									71,700	71,951	59,128
Impairments of assets									0	320	0
Other operating charges, net									599	164	427
Intercompany expenses									(1,204)	(1,204)	(1,213)
Total operating costs and expenses									130,539	127,919	117,701
Equity in Earnings of Subsidiaries									(190,570)	(85,268)	(95,175)
Operating Income (Loss)									181,572	74,508	101,425
Interest Income (Expense), Nonoperating, Net									(125,890)	(132,204)	(153,893)
Loss on early extinguishments of debt									30,829	0	25,001
Cash and cash equivalents	2				2				2	2	0	$ 2,520
Other current assets	14,602				10,234				14,602	10,234
Property and equipment, net	68,515				65,365				68,515	65,365
Investments in subsidiaries	3,547,690				3,345,735				3,547,690	3,345,735
Intercompany receivable	0				0				0	0
Other assets, net	12,521				12,595				12,521	12,595
Intangible assets, net	0				0				0	0
Goodwill, net	0				0				0	0
Total assets	3,643,330				3,433,931				3,643,330	3,433,931
Current maturities of long-term debt	21,500				21,500				21,500	21,500
Other current liabilities	102,946				82,711				102,946	82,711
Accumulated losses of subsidiaries in excess of investment	0				0				0	0
Intercompany payable	720,400				668,310				720,400	668,310
Long-term debt, net of current maturities and debt issuance costs	2,255,800				2,183,485				2,255,800	2,183,485
Other long-term liabilities	34,723				39,888				34,723	39,888
Common stock	1,117				1,093				1,117	1,093
Additional paid-in capital	945,041				922,112				945,041	922,112
Retained earnings (accumulated deficit)	(437,881)				(485,115)				(437,881)	(485,115)
Accumulated other comprehensive income (loss)	(316)				(53)				(316)	(53)
Total Boyd Gaming Corporation stockholders’ equity	507,961				438,037				507,961	438,037
Noncontrolling interest	0				0				0	0
Total stockholders’ equity	507,961				438,037				507,961	438,037
Total liabilities and stockholders’ equity	$ 3,643,330				$ 3,433,931				3,643,330	3,433,931
Other, net									396	(793)	137
Total other expense, net									(157,115)	(131,411)	(179,031)
Income (loss) from continuing operations before income taxes									24,457	(56,903)	(77,606)
Income Tax Expense (Benefit)									(22,777)	(3,862)	2,658
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									47,234	(53,041)	(80,264)
Income (loss) from discontinued operations, net of tax									0	0	0
Net income (loss)									47,234	(41,638)	(108,554)
Net Income (Loss) Attributable to Parent									47,234	(53,041)	(80,264)
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax											(80,264)
Comprehensive income (loss)									46,971	(51,577)	(80,819)
Payments to Acquire Property, Plant, and Equipment									48,591	43,164	44,985
Proceeds from sale of Echelon, net									0	0	343,750
Proceeds from sale of other assets, net									0	0	4,875
Cash paid for exercise of LVE option									0	0	(187,000)
Investments in and advances to unconsolidated subsidiaries, net									0	0	(2,400)
Proceeds from Equity Method Investment, Dividends or Distributions									11,200	5,300	9,620
Payments to (Proceeds from) Combined Other Investing Activities									3,292
Other investing activities										0	0
Net cash provided by (used in) investing activities									(34,099)	(37,864)	123,860
Borrowings under bank credit facility									1,033,500	830,400	2,920,675
Repayments of Combined Lines of Credit									1,211,200	910,700	2,927,800
Payments of Debt Issuance Costs									14,004	83	24,349
Payments under note payable									0	0	(10,341)
Payments on Retirements of Long-term Debt									(500,000)	0	(459,278)
Premium and consent fees paid									24,246	0	0
Proceeds from Issuance of Senior Long-term Debt									750,000	0	0
Net Financing Activity with Affiliates									(105,720)	155,952	376,036
Share-based compensation activities, net									3,689	1,791	13,752
Proceeds from sale of common stock, net									0	0	216,467
Proceeds from (Payments for) Other Financing Activities									0	30	(2,095)
Net Cash Provided by (Used in) Financing Activities									67,981	(77,390)	(103,067)
Cash and Cash Equivalents, Period Increase (Decrease)									0	2	(2,520)
Cash paid for interest, net of amounts capitalized									112,075	131,517	155,889
Cash paid (received) for income taxes, net of refunds									212	(3)	2
Supplemental Schedule of Non-cash Investing and Financing Activities
Payables incurred for capital expenditures									$ 4,296	$ 6,931	$ 0